INCOME TAXES - Reconciliation of The Statutory Tax Rate to The Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Profit before income tax	$ 124,852	$ 76,524	$ 69,032
Tax calculated at the tax rate in each country	(27,757)	(13,253)	(12,714)
Argentine Knowledge Economy Law	1,157	637	3,256
Non-deductible expenses	2,122	1,180	925
Tax loss carry forward not recognized	(2,873)	(3,686)	(2,402)
Exchange difference	(1,146)	(1,781)	(4,365)
Effect of foreign exchange difference in tax base	0	(5,404)	0
Other	0	0	283
Income tax	$ (28,497)	$ (22,307)	$ (15,017)